General and Administrative - Summary of General and Administrative Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Salaries and benefits
Total general and administrative	$ 10,216	$ 9,685	$ 20,315	$ 19,089
Corporate [Member]
Salaries and benefits
Salaries and benefits	3,593	3,912	7,454	8,149
Depreciation	268	288	556	575
Professional fees	909	329	1,423	822
Business travel	311	363	652	465
Director fees	248	279	581	601
Employer health tax	139	391	713	708
Audit and regulatory	1,337	887	2,169	1,716
Insurance	519	529	1,057	1,035
Other	952	888	2,016	1,783
General and administrative before equity settled stock based compensation	8,276	7,866	16,621	15,854
Subsidiaries [member]
Salaries and benefits
Salaries and benefits	1,156	1,149	2,317	2,257
Depreciation	115	110	218	216
Professional fees	189	165	260	258
Business travel	94	64	147	68
Director fees	52	50	103	100
Insurance	11	10	27	24
Other	323	271	622	312
General and administrative before equity settled stock based compensation	$ 1,940	$ 1,819	$ 3,694	$ 3,235